SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 – 4 years
Molds	4 – 10 years
Equipment and furniture	10 – 17 years

Schedule Of Allowance For Credit Losses
The following table sets forth activity in the Company’s allowance for credit losses for each of the years ended December 31, 2023, 2022 and 2021, respectively:

	2023	2022	2021
Balance at beginning of year	1,318	1,107	672
Current-period provision	1,020	449	516
Write-offs charged against the allowance	(84)	(238)	(81)
Balance at end of year	2,254	1,318	1,107

Schedule of Accrued Warranty
The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2023, 2022 and 2021, respectively:

	2023	2022	2021
Balance at beginning of year	1,418	1,248	705
Cost incurred	(2,304)	(2,099)	(1,453)
Expense recognized	2,362	2,269	1,996
Balance at end of year	1,476	1,418	1,248